Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Sep. 25, 2018 shares	Aug. 23, 2018 USD ($) $ / shares shares	Jul. 31, 2015 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2020 USD ($)	Sep. 24, 2018 shares	Aug. 22, 2018 $ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2017 shares
Class Of Stock [Line Items]
Common stock, par value per share | $ / shares		$ 0.00001										$ 0.0001
Preferred shares, par value | $ / shares		$ 0.00001										$ 0.0001
Number of ordinary shares		10
Surrendered percentage of ordinary shares after share split		90.00%
Stock, conversion basis				IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding Class A Ordinary Shares, the rest of the outstanding Pre-IPO Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis.
Shares repurchases, consideration amount | ¥				¥ 12,068	¥ 54,600
IPO
Class Of Stock [Line Items]
Common stock, shares authorized		5,000,000,000
Ordinary shares, voting rights				Each Class A Ordinary Share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class
Ordinary shares, Value of shares authorized | $		$ 50,000,000
Stock, conversion basis				Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof.
Shares issued	34,200,000
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized						4,800,000,000			4,800,000,000			346,545,454
Common stock, par value per share | $ / shares						$ 0.00001			$ 0.00001			$ 0.0001
Ordinary shares, outstanding						104,163,686	98,444,732	90,200,000	105,516,779					25,363,636
Ordinary shares, voting rights				Each ordinary share is entitled to one vote
Common stock, shares issued		4,000,000				104,163,686			105,516,779				33,818,182
Ordinary shares, transferred													16,145,454
Ordinary shares, surrendered													17,672,728
Fair value per share | $ / shares		$ 3.30
Shares issued								34,200,000
Shares issued upon conversion (in shares)				339,999	7,295,454	7,295,454	6,750,000	18,181,818
Issuance of ordinary shares for exercised share options (in shares)				3,011,064	2,655,669	2,655,669	1,494,732
Shares repurchased during period				1,997,970	4,232,169	4,232,169
Class A Ordinary Shares | Key Management Founders
Class Of Stock [Line Items]
Common stock, shares issued											16,145,454
Class A Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares authorized		4,800,000,000
Common stock, par value per share | $ / shares		$ 0.00001
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized						150,000,000			150,000,000
Common stock, par value per share | $ / shares						$ 0.00001			$ 0.00001
Ordinary shares, outstanding						103,554,546	110,850,000	117,600,000	103,214,547
Common stock, shares issued						103,554,546			103,214,547
Class B Ordinary Shares | Red Better Limited
Class Of Stock [Line Items]
Common stock, shares issued											33,818,182
Class B Ordinary Shares | Viomi Limited
Class Of Stock [Line Items]
Common stock, shares issued											67,636,364
Shares issued			67,636,364
Class B Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares authorized		150,000,000
Common stock, par value per share | $ / shares		$ 0.00001
Designated Common Stock | IPO
Class Of Stock [Line Items]
Common stock, shares authorized		50,000,000
Common stock, par value per share | $ / shares		$ 0.00001
American Depositary Shares
Class Of Stock [Line Items]
Share repurchase program, authorized amount | $										$ 10,000,000
Shares repurchased during period					1,410,723	1,410,723
Shares repurchases, consideration amount | $						$ 8,030,000
Shares repurchases, weighted average price per share | $ / shares						$ 5.69
American Depositary Shares | IPO
Class Of Stock [Line Items]
Shares issued	11,400,000